OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Payables and Accruals [Abstract]
Schedule of Notes payables and Accrued Liabilities	The other payables and accrued liabilities were comprised of the following:

	June 30, 2018	December 31, 2017

Accrued expenses	$172,233	$120,054
Other payables	2,427	18,547

	$174,660	$138,601